Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income (Detail) - Dec. 31, 2018
$ in Thousands, $ in Thousands
	USD ($)	TWD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 18,961	$ 580,399
Unquoted ordinary shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	17,381	532,047
Limited partnership [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	1,296	39,669
Unquoted preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 284	$ 8,683